UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA AGGRESSIVE GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA AGGRESSIVE
                                     GROWTH Fund

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     APRIL 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                           (000)
------------------------------------------------------------------------------------
            COMMON STOCKS (98.6%)

            AEROSPACE & DEFENSE (4.5%)
  143,273   General Dynamics Corp.                                        $   15,051
  174,586   Lockheed Martin Corp.                                             10,641
  202,595   United Technologies Corp.                                         20,608
                                                                          ----------
                                                                              46,300
                                                                          ----------
            AIR FREIGHT & LOGISTICS (3.4%)
  411,604   FedEx Corp.                                                       34,966
                                                                          ----------
            BIOTECHNOLOGY (6.8%)
  987,329   Genentech, Inc.*                                                  70,041
                                                                          ----------
            CASINOS & GAMING (1.9%)
  166,651   MGM Mirage, Inc.*                                                 11,634
  142,142   Wynn Resorts Ltd.*(a)                                              7,525
                                                                          ----------
                                                                              19,159
                                                                          ----------
            COMMUNICATIONS EQUIPMENT (2.7%)
  782,625   QUALCOMM, Inc.                                                    27,306
                                                                          ----------

            COMPUTER HARDWARE (1.5%)
  437,737   Dell, Inc.*                                                       15,246
                                                                          ----------

            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.5%)
  296,003   Caterpillar, Inc.                                                 26,063
                                                                          ----------

            CONSUMER ELECTRONICS (0.4%)
   47,212   Harman International Industries, Inc.                              3,710
                                                                          ----------

            CONSUMER FINANCE (4.6%)
  995,670   SLM Corp.                                                         47,434
                                                                          ----------

            DIVERSIFIED CAPITAL MARKETS (2.6%)
  326,114   UBS AG (Switzerland)(a)                                           26,187
                                                                          ----------

            DRUG RETAIL (1.8%)
  172,430   CVS Corp.                                                          8,894
  234,174   Walgreen Co.                                                      10,083
                                                                          ----------
                                                                              18,977
                                                                          ----------
            ELECTRIC UTILITIES (0.5%)
   58,136   TXU Corp.                                                          4,987
                                                                          ----------

            FOOTWEAR (2.1%)
  278,349   Nike, Inc. "B"                                                    21,380
                                                                          ----------
            GENERAL MERCHANDISE STORES (1.3%)
  292,698   Target Corp.                                                      13,584
                                                                          ----------
            HEALTH CARE EQUIPMENT (6.1%)
  322,329   Medtronic, Inc.                                                   16,987
  381,027   St. Jude Medical, Inc.*                                           14,872
  380,844   Zimmer Holdings, Inc.*                                            31,008
                                                                          ----------
                                                                              62,867
                                                                          ----------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                           (000)
------------------------------------------------------------------------------------
            HEALTH CARE SERVICES (1.7%)
  168,623   Quest Diagnostics, Inc.                                       $   17,840
                                                                          ----------
            HOME ENTERTAINMENT SOFTWARE (1.7%)
  326,225   Electronic Arts, Inc.*                                            17,417
                                                                          ----------
            HOME IMPROVEMENT RETAIL (2.7%)
  525,241   Lowe's Companies, Inc.                                            27,370
                                                                          ----------
            HOMEBUILDING (4.5%)
  207,792   KB Home                                                           11,844
  344,127   Lennar Corp. "A"                                                  17,712
   17,512   Lennar Corp. "B"                                                     839
  133,426   M.D.C. Holdings, Inc.                                              8,723
  100,338   Toll Brothers, Inc.*                                               7,606
                                                                          ----------
                                                                              46,724
                                                                          ----------
            HOTELS, RESORTS, & CRUISE LINES (2.8%)
  192,324   Four Seasons Hotels, Inc. (Canada)(a)                             12,207
  393,270   Royal Caribbean Cruises Ltd.(a)                                   16,525
                                                                          ----------
                                                                              28,732
                                                                          ----------
            HOUSEHOLD PRODUCTS (3.9%)
  731,182   Procter & Gamble Co.                                              39,593
                                                                          ----------

            INDUSTRIAL CONGLOMERATES (5.0%)
1,428,552   General Electric Co.                                              51,714
                                                                          ----------

            INTEGRATED OIL & GAS (2.6%)
  476,365   Exxon Mobil Corp.                                                 27,167
                                                                          ----------

            INVESTMENT BANKING & BROKERAGE (2.4%)
  227,014   Goldman Sachs Group, Inc.                                         24,243
                                                                          ----------

            MANAGED HEALTH CARE (10.1%)
   42,500   Aetna, Inc.                                                        3,118
   76,665   PacifiCare Health Systems, Inc. "A"*                               4,581
  981,046   UnitedHealth Group, Inc.                                          92,719
   25,163   WellPoint, Inc.*                                                   3,215
                                                                          ----------
                                                                             103,633
                                                                          ----------
            MOVIES & ENTERTAINMENT (0.2%)
   40,634   Pixar, Inc.*                                                       1,859
                                                                          ----------
            OIL & GAS EQUIPMENT & SERVICES (1.1%)
  171,183   Schlumberger Ltd.                                                 11,711
                                                                          ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
  363,819   Citigroup, Inc.                                                   17,085
                                                                          ----------

            PHARMACEUTICALS (5.5%)
  439,058   Johnson & Johnson, Inc.                                           30,133
  574,680   Pfizer, Inc.                                                      15,614
  247,268   Sanofi-Aventis ADR (France)                                       10,971
                                                                          ----------
                                                                              56,718
                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                           (000)
------------------------------------------------------------------------------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
  139,230   St. Joe Co.                                                   $    9,689
                                                                          ----------
            REGIONAL BANKS (0.4%)
  234,838   UCBH Holdings, Inc.                                                3,694
                                                                          ----------
            RESTAURANTS (3.3%)
  296,844   Starbucks Corp.*                                                  14,700
  399,969   Yum! Brands, Inc.                                                 18,782
                                                                          ----------
                                                                              33,482
                                                                          ----------
            SOFT DRINKS (0.5%)
  100,000   PepsiCo, Inc.                                                      5,564
                                                                          ----------
            SPECIALIZED FINANCE (1.2%)
   65,077   Chicago Mercantile Exchange Holdings, Inc.                        12,724
                                                                          ----------
            THRIFTS & MORTGAGE FINANCE (3.7%)
1,041,993   Countrywide Financial Corp.                                       37,710
                                                                          ----------
            Total common stocks (cost: $823,644)                           1,012,876
                                                                          ----------
            MONEY MARKET INSTRUMENTS (0.5%)

            MONEY MARKET FUNDS(c)
5,225,729   SSgA Prime Money Market Fund, 2.71% (cost: $5,226)                 5,226
                                                                          ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (4.2%)(g)

            MONEY MARKET FUNDS (0.0%)(c,h)
  250,974   AIM Short-Term Investment Co. Liquid
               Assets Portfolio, 2.80%                                           251
                                                                          ----------

PRINCIPAL
   AMOUNT
    (000)
---------
            REPURCHASE AGREEMENTS (3.7%)(b)
  $15,500   CS First Boston LLC, 2.95%, acquired on 4/29/2005
               and due 5/02/2005 at $15,500 (collateralized by
               $16,180 of Freddie Mac Discount Notes(d), 3.39%(f),
               due 12/30/2005; market value $15,811)                          15,500
   22,000   Deutsche Bank Securities, Inc., 2.95%, acquired on
               4/29/2005 and due 5/02/2005 at $22,000 (collateralized
               by $22,088 of Fannie Mae Notes(d), 5.03%(e),
               due 8/01/2034; market value $22,440)                           22,000
                                                                          ----------
                                                                              37,500
                                                                          ----------
            CORPORATE BONDS (0.5%)
    5,000   Wells Fargo & Co., 3.14%, 12/16/2005(e)                            5,005
                                                                          ----------
            Total short-term investments purchased with cash
               collateral from securities loaned (cost: $42,757)              42,756
                                                                          ----------

            TOTAL INVESTMENTS (COST: $871,627)                            $1,060,858
                                                                          ==========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $201,986,000 and $12,755,000, respectively, resulting in net unrealized appreciation of $189,231,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,027,238,000 at April 30, 2005, and in, total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $41,427,000.

         (b) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (c) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

         (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (g) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (h) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding April 30, 2005.

                      DIRECTORS     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1900
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions
                                    (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

                    MUTUAL FUND     (from touch-tone phones only)
                 USAA TOUCHLINE     For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48492-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.